Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Summary of Income Tax Recognised in Profit or Loss

Income Tax Recognised in Profit or Loss

	For the year ended December 31
	2019	2020	2021
Current tax expense/(benefit)
In respect of the current period	$462,713	$-	$-
Adjustments for prior periods	(54,711)	-	-
	$408,002	$-	$-

	2019	2020	2021
Loss before income tax	$(46,657,535)	$(16,971,289)	$(31,590,582)
Income tax benefit calculated at the statutory rate	(7,931,781)	(2,885,119)	(5,370,399)
Tax effect of income not taxable in determining taxable income	-	-	(464,439)
Non-deductible expenses in determining taxable income	4,115,850	84,196	648,651
Tax credits for research and development expenditures	(2,474,280)	(521,234)	(1,467,816)
Unrecognised loss carryforwards	5,980,036	3,022,607	6,044,928
Effect of different tax rates of group entities operating in other jurisdictions	322,888	299,550	609,075
Withholding tax	450,000	-	-
Adjustments for prior years’ tax	(54,711)	-	-
Income tax expense recognised in profit or loss	$408,002	$-	$-